UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks – 79.2% of Net Assets
	Aerospace & Defense – 1.2%
2,466	Northrop Grumman Corp.	$408,641

	Automobiles – 1.9%
17,119	General Motors Co.	638,710

	Banks – 6.0%
30,840	Fifth Third Bancorp	597,062
13,414	JPMorgan Chase & Co.	822,010
10,188	Wells Fargo & Co.	558,201

		1,977,273

	Beverages – 1.0%
3,415	PepsiCo, Inc.	338,017

	Capital Markets – 1.3%
13,037	Federated Investors, Inc., Class B	429,308

	Chemicals – 2.9%
6,832	E.I. du Pont de Nemours & Co.	531,871
19,746	Tronox Ltd., Class A	427,304

		959,175

	Communications Equipment – 2.0%
22,228	Cisco Systems, Inc.	655,948

	Diversified Consumer Services – 1.6%
15,428	H&R Block, Inc.	526,866

	Diversified Telecommunication Services – 1.9%
12,469	Verizon Communications, Inc.	616,592

	Electric Utilities – 1.7%
16,022	PPL Corp.	546,350

	Electrical Equipment – 3.3%
19,828	ABB Ltd., Sponsored ADR	424,121
9,443	Eaton Corp. PLC	670,547

		1,094,668

	Energy Equipment & Services – 0.8%
4,572	National Oilwell Varco, Inc.	248,488

	Hotels, Restaurants & Leisure – 1.7%
30,853	SeaWorld Entertainment, Inc.	578,185

	Industrial Conglomerates – 1.9%
24,625	General Electric Co.	640,004

	Insurance – 4.8%
12,925	FNF Group	474,606
10,982	MetLife, Inc.	558,215

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
37,439	Old Republic International Corp.	$567,575

		1,600,396

	Leisure Products – 1.3%
15,843	Mattel, Inc.	416,988

	Media – 2.6%
6,580	Omnicom Group, Inc.	523,373
2,300	Time Warner Cable, Inc.	354,315

		877,688

	Multi-Utilities – 1.7%
10,537	PG&E Corp.	566,153

	Multiline Retail – 1.4%
6,412	Kohl’s Corp.(b)	473,206

	Oil, Gas & Consumable Fuels – 6.8%
5,275	Chevron Corp.(c)	562,737
15,938	PBF Energy, Inc., Class A	496,787
11,372	Regency Energy Partners LP(d)	277,363
8,877	Royal Dutch Shell PLC, ADR	604,968
25,138	Southcross Energy Partners LP(d)	318,498

		2,260,353

	Pharmaceuticals – 12.8%
9,845	AbbVie, Inc.	595,622
10,152	Eli Lilly & Co.(c)	712,366
13,624	GlaxoSmithKline PLC, Sponsored ADR	646,050
10,920	Merck & Co., Inc.	639,257
27,771	Pfizer, Inc.(c)	953,101
14,224	Sanofi, ADR	694,985

		4,241,381

	REITs—Diversified – 2.7%
20,198	Outfront Media, Inc.	604,930
8,660	Weyerhaeuser Co.(b)	304,053

		908,983

	REITs - Hotels – 1.9%
10,356	Ryman Hospitality Properties, Inc.	622,396

	REITs - Office Property – 1.5%
19,211	Columbia Property Trust, Inc.	497,373

	REITs - Shopping Centers – 1.3%
24,584	WP GLIMCHER, Inc.	426,041

	Road & Rail – 1.5%
4,691	Norfolk Southern Corp.	512,069

	Software – 3.6%
14,477	Microsoft Corp.	634,817
22,345	Symantec Corp.	562,200

		1,197,017

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – 1.4%
3,515	Apple, Inc.	$451,537

	Tobacco – 1.9%
7,478	Philip Morris International, Inc.	620,375

	Transportation Infrastructure – 1.1%
4,698	Macquarie Infrastructure Co. LLC	369,310

	Wireless Telecommunication Services – 1.7%
16,242	Vodafone Group PLC, Sponsored ADR	561,323

	Total Common Stocks (Identified Cost $23,073,128)	26,260,814

Principal Amount (‡)
Bonds and Notes – 14.7%
Non-Convertible Bonds – 13.8%
	Banking – 2.2%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	360,750
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	85,889
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	293,314

		739,953

	Chemicals – 0.5%
65,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	40,950
150,000	Hexion, Inc., 9.200%, 3/15/2021(f)	106,875

		147,825

	Consumer Cyclical Services – 0.1%
45,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	45,841

	Finance Companies – 1.0%
370,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	314,500

	Healthcare – 0.9%
125,000	HCA, Inc., 7.500%, 12/15/2023	141,875
150,000	HCA, Inc., 7.500%, 11/06/2033	163,500

		305,375

	Home Construction – 1.1%
215,000	Lennar Corp., 4.750%, 11/15/2022	219,300
125,000	Pulte Group, Inc., 6.000%, 2/15/2035	124,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$30,000	Pulte Group, Inc., 6.375%, 5/15/2033	$30,900

		374,575

	Independent Energy – 1.5%
165,000	Cimarex Energy Co., 4.375%, 6/01/2024	162,525
75,000	Halcon Resources Corp., 9.750%, 7/15/2020	57,750
20,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	19,050
95,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	91,200
50,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	47,250
15,000	SM Energy Co., 5.000%, 1/15/2024	14,550
105,000	SM Energy Co., 6.500%, 11/15/2021	108,150

		500,475

	Media Entertainment – 0.7%
185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	191,244
22,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	24,530

		215,774

	Metals & Mining – 1.2%
50,000	Alcoa, Inc., 5.900%, 2/01/2027	56,143
45,000	Alcoa, Inc., 6.750%, 1/15/2028	52,208
160,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	105,600
200,000	United States Steel Corp., 6.650%, 6/01/2037	186,000

		399,951

	Midstream – 0.4%
60,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	63,600
80,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	83,600

		147,200

	Retailers – 1.0%
365,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	261,887
90,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	53,100

		314,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 1.1%
$400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	$378,000

	Transportation Services – 0.2%
75,000	APL Ltd., 8.000%, 1/15/2024(f)	64,500

	Wireless – 0.6%
2,900,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	198,526

	Wirelines – 1.3%
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	414,000

	Total Non-Convertible Bonds (Identified Cost $4,324,795)	4,561,482

Convertible Bonds – 0.9%
	Energy – 0.9%
305,000	Chesapeake Energy Corp., 2.750%, 11/15/2035 (Identified Cost $291,903)	305,000

	Total Bonds and Notes (Identified Cost $4,616,698)	4,866,482

Shares
Preferred Stocks – 3.2%
	Pharmaceuticals – 2.3%
750	Actavis PLC, Series A, 5.500%	769,500

	REITs - Diversified – 0.9%
4,847	Weyerhaeuser Co., Series A, 6.375%	282,774

	Total Preferred Stocks (Identified Cost $1,002,054)	1,052,274

Principal Amount (‡)
Short-Term Investments – 4.0%
$1,349,788	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/2015 at 0.010% to be repurchased at $1,349,789 on 3/02/2015 collateralized by $1,340,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $1,376,850 including accrued interest(g) (Identified Cost $1,349,788)	1,349,788

Shares	Description	Value (†)
	Total Investments – 101.1% (Identified Cost $30,041,668)(a)	$33,529,358
	Other assets less liabilities – (1.1)%	(377,777)

	Net Assets – 100.0%	$33,151,581

Written Options(h) – (0.0%)
	Options on Securities – (0.0%)
2,000	American Express Co., Put expiring March 20, 2015 at 72.50	$(130)
1,000	Kohl’s Corp., Call expiring March 20, 2015 at 75.00	(750)
1,500	Kohl’s Corp., Call expiring March 20, 2015 at 72.50	(2,963)
1,000	Ralph Lauren Corp., Put expiring April 17, 2015 at 130.00	(1,675)

	Total Written Options (Premiums Received $4,494)	$(5,518)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2015, the net unrealized appreciation on investments based on a cost of $30,041,672 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,225,375
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(737,689)

Net unrealized appreciation	$3,487,686

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding options.
(c)	A portion of this security has been pledged as collateral for outstanding options.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.
(f)	Illiquid security. At February 28, 2015, the value of these securities amounted to $171,375 or 0.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	The Fund’s investment strategy makes use of option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of Rule 144A holdings amounted to $360,750 or 1.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,260,814	$—	$—	$26,260,814
Bonds and Notes*	—	4,866,482	—	4,866,482
Preferred Stocks*	1,052,274	—	—	1,052,274
Short-Term Investments	—	1,349,788	—	1,349,788

Total	$27,313,088	$6,216,270	$—	$33,529,358

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(5,518)	$—	$—	$(5,518)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contacts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the period ended February 28, 2015, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2015:

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(5,518)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Credit risk still exists with respect to initial margin/collateral that is pledged to the broker. In the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by (or on behalf of) the broker for all its clients, U.S. bankruptcy laws may allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of February 28, 2015, is $286,451.

Industry Summary at February 28, 2015 (Unaudited)

Pharmaceuticals	15.1%
Oil, Gas & Consumable Fuels	6.8
Banks	6.0
Insurance	4.8
Software	3.6
REITs - Diversified	3.6
Chemicals	3.4
Electrical Equipment	3.3
Media	2.6
Banking	2.2
Communications Equipment	2.0
Other Investments, less than 2% each	43.7
Short-Term Investments	4.0

Total Investments	101.1
Other assets less liabilities (including open written options)	(1.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.0% of Net Assets
Non-Convertible Bonds – 85.3%
	Argentina – 1.1%
$150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$145,874
200,000	YPF S.A., 8.750%, 4/04/2024, 144A	203,900

		349,774

	Barbados – 0.7%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	210,000

	Brazil – 5.9%
135,000	Banco do Brasil S.A., 6.000%, 1/22/2020, 144A	144,112
250,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A(b)	254,375
235,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017(b)	244,447
250,000	BRF S.A., 5.875%, 6/06/2022(b)	269,425
340,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	269,450
240,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021(b)	254,700
255,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	229,444
200,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	181,340

		1,847,293

	Chile – 3.0%
200,000	Cencosud S.A., 5.150%, 2/12/2025, 144A	203,180
260,000	Corpbanca S.A., 3.125%, 1/15/2018	260,705
320,000	GeoPark Latin America Ltd. Agencia en Chile, 7.500%, 2/11/2020	241,600
240,000	VTR Finance BV, 6.875%, 1/15/2024	251,400

		956,885

	China – 8.5%
320,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019, 144A	317,876
215,000	Baidu, Inc., 3.500%, 11/28/2022	217,149
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018(b)	264,659
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	264,715

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$230,000	China Shanshui Cement Group Ltd., 10.500%, 4/27/2017(b)	$242,121
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	273,193
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A(b)	249,900
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A(b)	250,105
355,000	Industrial & Commercial Bank of China, (fixed rate to 12/10/2019, variable rate thereafter), 6.000%, 12/29/2049, 144A	370,620
200,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	205,396

		2,655,734

	Colombia – 2.4%
250,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022(b)	253,250
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	252,919
260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A(b)	257,400

		763,569

	Croatia – 0.7%
200,000	Agrokor d.d., 8.875%, 2/01/2020	219,092

	Guatemala – 0.7%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022(b)	236,250

	Hong Kong – 2.1%
175,000	Noble Group Ltd., 6.750%, 1/29/2020	180,775
265,000	PCCW-HKT Capital No. 5 Ltd., 3.750%, 3/08/2023	265,705
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023	217,337

		663,817

	Hungary – 1.3%
400,000	Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020, 144A	409,500

	India – 5.0%
260,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A(b)	287,708
250,000	Greenko Dutch BV, 8.000%, 8/01/2019, 144A	237,500
325,000	ICICI Bank Ltd., 3.500%, 3/18/2020, 144A	337,797
220,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021(b)	247,651

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – continued
$250,000	Reliance Industries Ltd., 4.125%, 1/28/2025, 144A	$252,243
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	197,500

		1,560,399

	Indonesia – 5.6%
4,500,000,000	Indonesia Treasury Bond, 7.000%, 5/15/2027, (IDR)	345,899
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	212,000
340,000	Pelabuhan Indonesia III PT, 4.875%, 10/01/2024, 144A	359,975
215,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	216,664
385,000	Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024, 144A(b)	410,988
200,000	TBG Global Pte Ltd., 4.625%, 4/03/2018	204,000

		1,749,526

	Israel – 0.8%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A(b)	248,290

	Jamaica – 0.8%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A(b)	248,125

	Kenya – 1.2%
345,000	Kenya Government International Bond, 6.875%, 6/24/2024, 144A(b)	362,595

	Korea – 3.3%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A(b)	244,194
230,000	Korea Gas Corp., 4.250%, 11/02/2020(b)	252,556
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	206,124
275,000	Woori Bank, 5.875%, 4/13/2021(b)	317,993

		1,020,867

	Lithuania – 0.8%
210,000	Lithuania Government International Bond, 6.625%, 2/01/2022(b)	260,400

	Luxembourg – 0.8%
240,000	Altice S.A., 7.750%, 5/15/2022, 144A(b)	247,800

	Malaysia – 1.0%
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022	201,396

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Malaysia – continued
$100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A	$128,775

		330,171

	Mexico – 9.2%
250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	268,125
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022(b)	255,735
290,000	Elementia SAB de CV, 5.500%, 1/15/2025, 144A	286,375
200,000	Empresas ICA SAB de CV, 8.875%, 5/29/2024, 144A	136,440
260,000	Fermaca Enterprises S de RL de CV, 6.375%, 3/30/2038, 144A(b)	272,246
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	272,212
245,000	Grupo Idesa S.A. de CV, 7.875%, 12/18/2020, 144A(b)	245,368
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022(b)	254,750
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A(b)	248,704
250,000	Tenedora Nemak S.A. de CV, 5.500%, 2/28/2023, 144A(b)	260,900
200,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019	185,000
200,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	185,000

		2,870,855

	Morocco – 0.8%
225,000	OCP S.A., 5.625%, 4/25/2024, 144A	243,450

	Panama – 0.7%
140,000	Panama Government International Bond, 8.875%, 9/30/2027	206,325

	Paraguay – 0.8%
240,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	251,640

	Peru – 1.9%
200,000	Corporacion Financiera de Desarrollo S.A., 4.750%, 2/08/2022	214,000
190,000	InRetail Consumer, 5.250%, 10/10/2021, 144A	191,900
195,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	196,462

		602,362

	Philippines – 1.6%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024(b)	267,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Philippines – continued
$205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019(b)	$244,975

		511,975

	Qatar – 1.0%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	312,788

	Russia – 5.6%
420,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 2/06/2028(b)	331,800
400,000	Russian Foreign Bond-Eurobond, 4.500%, 4/04/2022	358,842
300,000	Russian Foreign Bond-Eurobond, 5.000%, 4/29/2020, 144A(b)	285,000
504,350	Russian Foreign Bond-Eurobond, 7.500%, 3/31/2030	540,184
260,000	VimpelCom Holdings BV, 6.255%, 3/01/2017(b)	249,600

		1,765,426

	South Africa – 3.5%
235,000	Edcon Pty Ltd., 9.500%, 3/01/2018	188,905
200,000	Eskom Holdings SOC Ltd., 6.750%, 8/06/2023, 144A	205,566
200,000	Eskom Holdings SOC Ltd., 7.125%, 2/11/2025, 144A	208,446
320,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	318,794
175,000	Standard Bank PLC, GMTN, 8.125%, 12/02/2019	189,490

		1,111,201

	Sri Lanka – 0.6%
200,000	Sri Lanka Government International Bond, 5.125%, 4/11/2019, 144A	200,500

	Thailand – 0.7%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022	212,335

	Turkey – 5.3%
200,000	Akbank TAS, 4.000%, 1/24/2020, 144A	197,149
230,000	Arcelik AS, 5.000%, 4/03/2023, 144A	221,260
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A(b)	254,418
200,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	202,686
275,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	274,169
265,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A	265,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Turkey – continued
$260,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	$262,275

		1,677,620

	Ukraine – 0.3%
200,000	Ukraine Government International Bond, 9.250%, 7/24/2017	85,100

	United Arab Emirates – 4.2%
325,000	Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/2023(b)	331,500
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	316,552
290,000	DP World Ltd., EMTN, 6.850%, 7/02/2037(b)	337,363
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	319,242

		1,304,657

	United States – 0.8%
260,000	Kosmos Energy Ltd., 7.875%, 8/01/2021, 144A	243,100

	Venezuela – 1.9%
395,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	123,605
220,000	Petroleos de Venezuela S.A., 6.000%, 11/15/2026	70,950
300,000	Petroleos de Venezuela S.A., Series 2015, 5.000%, 10/28/2015(b)	273,750
240,000	Venezuela Government International Bond, 12.750%, 8/23/2022	116,160

		584,465

	Zambia – 0.7%
200,000	Zambia Government International Bond, 8.500%, 4/14/2024, 144A	216,600

	Total Non-Convertible Bonds (Identified Cost $26,740,601)	26,740,486

Convertible Bonds – 0.7%
	Argentina – 0.7%
190,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A (Identified Cost $190,000)	230,969

	Total Bonds and Notes (Identified Cost $26,930,601)	26,971,455

Senior Loans – 0.7%
	Great Britain – 0.7%
202,000	CWC Cayman Finance Limited, Unsecured Term Loan, 6.500%, 11/06/2016(c) (Identified Cost $199,173)	202,505

Shares	Description	Value (†)
Common Stocks – 2.0%
	China – 0.3%
6,000	Tencent Holdings Ltd., ADR	$104,460

	India – 0.6%
2,700	HDFC Bank Ltd., ADR	167,427

	Indonesia – 1.1%
89,100	Indocement Tunggal Prakarsa Tbk PT	165,806
337,000	Jasa Marga Persero Tbk PT	184,978

		350,784

	Total Common Stocks (Identified Cost $598,919)	622,671

Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.8%
	United States – 0.8%
234	Actavis PLC, Series A, 5.500%, 3/01/2018	240,084

	Total Preferred Stocks (Identified Cost $234,000)	240,084

Exchange Traded Funds – 2.1%
1,821	iShares® China Large-Cap ETF	79,687
3,549	iShares® India 50 ETF	117,720
3,893	iShares® MSCI Frontier 100 ETF	119,165
3,000	iShares® MSCI Mexico Capped ETF	180,630
10,482	iShares® MSCI Taiwan ETF	167,607

	Total Exchange Traded Funds (Identified Cost $668,993)	664,809

Principal Amount (‡)
Short-Term Investments – 7.8%
$2,456,953	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/2015 at 0.010% to be repurchased at $2,456,956 on 3/02/2015 collateralized by $2,440,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $2,507,100 including accrued interest(d) (Identified Cost $2,456,953)	2,456,953

	Total Investments – 99.4% (Identified Cost $31,088,639)(a)	31,158,477
	Other assets less liabilities – 0.6%	198,240

	Net Assets – 100.0%	$31,356,717

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2015, approximately 1% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2015, the net unrealized depreciation on investments based on a cost of $31,175,503 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$880,413
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(897,439)

Net unrealized depreciation	$(17,026)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(c)	Variable rate security. Rate as of February 28, 2015 is disclosed.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of Rule 144A holdings amounted to $14,909,718 or 47.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
IDR	Indonesian Rupiah

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as fees receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At February 28, 2015, the Fund had the following open bilateral credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
Citibank, N.A.	CDX.EM* Series 22, 5-Year	1.00%	12/20/2019	3.80%	$3,700,000	$(257,406)	$(434,876)	$(177,470)	$7,091
Citibank, N.A.	CDX.EM* Series 22, 5-Year	1.00%	12/20/2019	3.80%	600,000	(43,258)	(70,520)	(27,262)	1,150
Citibank, N.A.	Republic of Brazil	1.00%	3/20/2020	2.40%	350,000	(21,769)	(22,678)	(909)	671
Citibank, N.A.	Republic of Colombia	1.00%	3/20/2020	1.32%	350,000	(10,709)	(5,402)	5,307	671
Citibank, N.A.	Republic of Russia	1.00%	12/20/2019	4.77%	350,000	(28,285)	(53,915)	(25,630)	671

Total							$(587,391)	$(225,964)	$10,254

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

At February 28, 2015, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value			Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Citibank, N.A.	5,000,000	*	1/21/2025	28-day TIIE	5.460%	$(10,144)
Citibank, N.A.	5,000,000	*	1/27/2025	28-day TIIE	5.875%	580
JP Morgan Chase Bank, N.A.	4,000,000	**	2/13/2025	3-month JIBOR	7.450%	(3,070)
JPMorgan Chase Bank, N.A.	1,000,000	***	2/26/2025	6-month WIBOR	2.040%	578
Bank of America, N.A.	85,000,000	****	2/26/2025	6-month BUBOR	2.680%	309

Total							$(11,747)

[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.
*	Notional value denominated in Mexican Pesos.
**	Notional value denominated in South African Rands.
***	Notional value denominated in Polish Zlotys.
****	Notional value denominated in Hungarian Forints.

BUBOR	Budapest Interbank Offered Rate
JIBOR	Jakarta Interbank Offered Rate
TIIE	Tasa de Interes de Equilibrio – Equilibrium Interbank Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At February 28, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	4/28/2015	Colombian Peso	800,000,000	$318,291	$(13,797)
Buy[2]	3/09/2015	Indonesian Rupiah	2,000,000,000	154,616	(3,013)
Buy[1]	4/06/2015	Mexican Peso	5,000,000	334,182	2,252
Sell[1]	4/06/2015	Mexican Peso	5,000,000	334,182	3,245
Buy[3]	3/30/2015	Yuan Renminbi	3,100,000	492,888	285

Total					$(11,028)

At February 28, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/23/2015	Euro	270,000	Hungarian Forint[3]	85,693,950	$14,212
3/23/2015	Euro	270,000	Polish Zloty[3]	1,156,410	9,512

Total					$23,724

[1]	Counterparty is UBS AG.
[2]	Counterparty is Citibank, N.A.
[3]	Counterparty is Bank of America, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At February 28, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	3/20/2015	16	$793,520	$357
Ultra Long U.S. Treasury Bond	6/19/2015	3	504,844	(1,951)
30 Year U.S. Treasury Bond	6/19/2015	2	323,688	(879)

Total				$(2,473)

At February 28, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
FTSE China A50 Index	3/30/2015	8	$86,980	$(1,712)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$26,971,455	$—	$26,971,455
Senior Loans*	—	202,505	—	202,505
Common Stocks
Indonesia	—	350,784	—	350,784
All Other Common Stocks*	271,887	—	—	271,887

Total Common Stocks	271,887	350,784	—	622,671

Preferred Stocks*	240,084	—	—	240,084
Exchange Traded Funds	664,809	—	—	664,809
Short-Term Investments	—	2,456,953	—	2,456,953

Total Investments	1,176,780	29,981,697	—	31,158,477

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	5,307	—	5,307
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	1,467	—	1,467
Forward Foreign Currency Contracts (unrealized appreciation)	—	29,506	—	29,506
Futures Contracts (unrealized appreciation)	357	—	—	357

Total	$1,177,137	$30,017,977	$—	$31,195,114

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(231,271)	$—	$(231,271)
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	—	(13,214)	—	(13,214)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(16,810)	—	(16,810)
Futures Contracts (unrealized depreciation)	(4,542)	—	—	(4,542)

Total	$(4,542)	$(261,295)	$—	$(265,837)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended February 28, 2015, the Fund used forward foreign currency contracts, futures contracts, credit default swap agreements (as a protection seller) and interest rate swap agreements to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended February 28, 2015, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of February 28, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$—	$—	$1,467	$1,467
Foreign exchange contracts	29,506	—	—	29,506
Exchange traded/cleared asset derivatives
Equity contracts	—	357	—	357

Total asset derivatives	$29,506	$357	$1,467	$31,330

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Interest rate contracts	$—	$—	$(13,214)	$(13,214)
Credit contracts	—	—	(587,391)	(587,391)
Foreign exchange contracts	(16,810)	—	—	(16,810)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(2,830)	—	(2,830)
Equity contracts	—	(1,712)	—	(1,712)

Total liability derivatives	$(16,810)	$(4,542)	$(600,605)	$(621,957)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.
[2]	Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of February 28, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank, N.A.	$(599,968)	$640,000
JP Morgan Chase Bank, N.A.	(2,492)	—
UBS AG	(8,300)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of February 28, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$800,973	$194,350

Industry Summary at February 28, 2015 (Unaudited)

Banking	11.9%
Foreign Sovereign	9.0
Integrated Energy	5.5
Gas Distribution	4.6
Telecom - Wireless	4.2
Electric-Integrated	3.9
Telecom - Wireline Integrated & Services	3.3
Building Materials	3.2
Chemicals	3.0

Software & Services	3.0
Energy - Exploration & Production	2.5
Diversified Capital Goods	2.4
Food - Wholesale	2.3
Telecom - Integrated & Services	2.3
Specialty Retail	2.1
Exchange Traded Funds	2.1
Oil Field Equipment & Services	2.1
Government Guaranteed	2.1
Sovereign	2.1
Other Investments, less than 2% each	20.0
Short-Term Investments	7.8
Total Investments	99.4
Other assets less liabilities (including swap agreements, forward foreign currency contracts and futures contracts)	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 86.6% of Net Assets
	Aerospace & Defense – 0.0%
$586,012	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(b)	$576,243

	Automotive – 3.5%
1,700,000	ABRA, Inc., 2nd Lien Term Loan, 8.250%, 9/19/2022(b)	1,700,000
8,902,956	American Tire Distributors Holdings, Inc., Term Loan B, 5.750%, 6/01/2018(b)	8,947,471
9,382,485	Crowne Group LLC, 1st Lien Term Loan, 6.000%, 9/30/2020(b)	9,194,835
7,051,132	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(b)	6,989,435
7,179,920	Henniges Automotive Holdings, Inc., Term Loan B, 5.500%, 6/12/2021(b)	7,179,920
8,451,000	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	8,451,000
3,000,000	U.S. Farathane LLC, Term Loan B, 12/23/2021(c)	2,981,250
4,464,000	U.S. Farathane LLC, Term Loan B, 6.750%, 12/23/2021(b)	4,436,100

		49,880,011

	Banking – 1.0%
1,158,156	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.505%, 6/30/2017(b)	1,159,117
11,377,476	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(b)	11,434,364
2,100,150	Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 8/04/2019(b)	2,106,450

		14,699,931

	Building Materials – 3.5%
6,394,964	C.H.I. Overhead Doors, Inc., Term Loan B, 5.505%, 3/18/2019(d)	6,370,983
6,033,125	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(b)	6,015,508
8,330,053	GYP Holdings III Corp., 1st Lien Term Loan, 4.750%, 4/01/2021(b)	8,142,626
8,136,934	Jeld-Wen, Inc., Term Loan B, 5.250%, 10/15/2021(b)	8,157,276
8,395,810	Munters Corp., Term Loan, 6.250%, 5/05/2021(b)	8,059,978
5,397,309	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 3/26/2021(b)	5,404,056
7,920,236	Roofing Supply Group LLC, Term Loan, 5.000%, 5/31/2019(b)	7,735,457

		49,885,884

	Cable Satellite – 0.6%
9,552,583	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(b)	8,871,962

Principal Amount	Description	Value (†)
Senior Loans – continued
	Chemicals – 2.2%
$3,419,000	Aruba Investments, Inc., USD Term Loan B, 5.250%, 2/02/2022(b)	$3,423,274
4,881,000	AZ Chem U.S., Inc., 2nd Lien Term Loan, 7.500%, 6/12/2022(b)	4,773,618
4,524,000	Citadel Plastics Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/05/2020(b)	4,524,000
3,883,000	MacDermid, Inc., Term Loan B2, 6/07/2020(c)	3,903,191
2,427,747	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	2,364,018
3,286,800	Nexeo Solutions LLC, Term Loan B3, 5.000%, 9/08/2017(b)	3,204,630
9,410,001	Styrolution U.S. Holding LLC, USD Term Loan B, 6.500%, 11/07/2019(b)	9,268,851

		31,461,582

	Construction Machinery – 0.7%
10,741,080	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	10,526,258

	Consumer Cyclical Services – 8.2%
8,444,000	Access CIG LLC, 1st Lien Term Loan, 6.003%, 10/18/2021(d)	8,412,335
9,007,950	Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/2020(b)	8,827,791
10,325,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(b)	10,389,531
8,783,000	Creative Artists Agency LLC, Term Loan B, 5.500%, 12/17/2021(b)	8,826,915
6,263,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/2022(b)	6,231,685
4,400,000	Mergermarket USA, Inc., 1st Lien Term Loan, 2/04/2021(c)	4,169,000
7,522,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(b)	6,995,460
8,762,658	Miller Heiman, Inc., Term Loan B, 6.750%, 9/30/2019(d)	8,477,872
4,630,000	PODS LLC, 1st Lien Term Loan, 5.250%, 2/02/2022(b)	4,639,630
8,458,000	Rentpath, Inc., 1st Lien Term Loan, 6.250%, 12/17/2021(b)	8,309,985
1,267,605	SGS Cayman LP, 2014 Term Loan B, 6.000%, 4/23/2021(b)	1,269,989
12,050,000	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	11,417,375
11,029,534	STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 2/28/2019(b)	10,939,974
5,445,570	Sutherland Global Services, Inc., Term Loan B, 6.000%, 4/23/2021(b)	5,455,807
5,155,095	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(b)	5,142,207
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 5/01/2022(b)	9,744,660

		119,250,216

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – 3.1%
$8,003,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(b)	$7,975,470
6,715,622	Affinion Group, Inc., Term Loan B, 6.750%, 4/30/2018(b)	6,377,020
3,171,673	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(b)	3,052,735
9,445,490	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(b)	7,650,847
5,567,409	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(b)	5,483,898
5,791,000	Varsity Brands, Inc., 1st Lien Term Loan, 6.000%, 12/11/2021(b)	5,838,081
8,611,418	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	8,594,195

		44,972,246

	Diversified Manufacturing – 1.7%
11,866,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	10,976,050
3,944,000	Douglas Dynamics Holdings, Inc., New Term Loan, 5.250%, 12/31/2021(b)	3,941,555
4,795,000	Dynacast International LLC, Term Loan, 5.250%, 1/28/2022(b)	4,806,988
5,094,400	Electrical Components International, Inc., 2014 Term Loan B, 5.750%, 5/28/2021(b)	5,089,611

		24,814,204

	Electric – 1.3%
2,917,861	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(b)	2,917,861
5,736,000	Mirion Technologies, Inc., Term Loan B, 1/08/2022(c)	5,725,274
10,624,000	TPF II Power LLC, Term Loan B, 5.500%, 10/02/2021(b)	10,725,778

		19,368,913

	Environmental – 0.8%
7,894,881	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(b)	7,934,356
3,369,000	WTG Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(b)	3,272,141

		11,206,497

	Financial Other – 1.4%
6,228,000	DBRS Ltd., Term Loan, 2/12/2022(c)	6,196,860
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/04/2021(b)	7,597,385
6,704,310	Institutional Shareholder Services, Inc., Term Loan, 5.000%, 4/30/2021(b)	6,603,745

		20,397,990

	Food & Beverage – 2.5%
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 3/01/2018(b)	547,250
7,412,000	Del Monte Foods, Inc., 2nd Lien Term Loan, 8.250%, 8/18/2021(b)	6,689,330

Principal Amount	Description	Value (†)
Senior Loans – continued
	Food & Beverage – continued
$3,335,190	Lineage Logistics Holdings LLC, 2014 Term Loan, 4.500%, 4/07/2021(b)	$3,306,008
12,692,807	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	12,907,061
8,427,000	PSSI Holdings LLC, Term Loan B, 5.000%, 12/02/2021(b)	8,469,135
4,609,429	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(d)	3,987,156

		35,905,940

	Gaming – 0.6%
8,225,000	SGMS Escrow Corp., Incremental Term Loan B2, 6.000%, 10/01/2021(b)	8,208,879

	Health Insurance – 0.8%
11,057,000	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 2/28/2022(b)	10,808,218

	Healthcare – 8.3%
2,457,359	BioScrip, Inc., Delayed Draw Term Loan, 6.500%, 7/31/2020(b)	2,450,184
4,095,598	BioScrip, Inc., Term Loan B, 6.500%, 7/31/2020(b)	4,083,639
11,352,036	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(b)	11,401,758
2,000,000	CDRH Parent, Inc., New 1st Lien Term Loan, 7/01/2021(c)	1,986,660
7,751,573	CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 7/01/2021(b)	7,699,870
5,244,565	CHG Healthcare Services, Inc., 2nd Lien Term Loan, 9.000%, 11/19/2020(b)	5,257,677
5,063,000	CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.000%, 12/01/2021(b)	5,081,986
4,345,992	Edmentum, Inc., 2013 Term Loan, 5.500%, 5/17/2018(b)	2,969,747
11,197,223	Envision Acquisition Co. LLC, Term Loan, 5.750%, 11/04/2020(b)	11,197,223
5,492,445	Knowledge Universe Education LLC, Term Loan, 5.250%, 3/18/2021(b)	5,506,176
6,700,330	Learning Care Group (U.S.) No. 2, Inc., New Term Loan, 5.500%, 5/05/2021(b)	6,717,081
8,703,090	McGraw-Hill School Education Holdings LLC, Term Loan B, 6.250%, 12/18/2019(b)	8,703,090
8,474,415	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(b)	8,506,194
4,199,000	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(b)	4,178,005
2,025,393	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/17/2019(b)	151,904
850,000	Renaissance Learning, Inc., New 2nd Lien Term Loan, 8.000%, 4/11/2022(b)	820,250
4,333,118	SkillSoft Corp., 2nd Lien Term Loan, 9.250%, 4/28/2022(b)	4,029,800
1,986,480	St. Georges University, New Term Loan, 5.750%, 8/07/2021(b)	1,971,581
9,931,078	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(b)	9,931,078

Principal Amount	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$9,276,000	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 5.250%, 11/03/2020(b)	$9,183,240
9,270,000	Tecomet, Inc., 1st Lien Term Loan, 5.750%, 12/05/2021(b)	8,864,437

		120,691,580

	Independent Energy – 1.0%
5,894,000	Callon Petroleum Co., 2nd Lien Term Loan, 8.500%, 10/08/2021(b)	5,724,548
8,391,968	Magnum Hunter Resources, Inc., 2nd Lien Term Loan, 8.500%, 10/22/2019(b)	8,224,128

		13,948,676

	Industrial Other – 7.3%
1,471,391	API Heat Transfer ThermaSys Corp., Term Loan, 5.250%, 5/03/2019(b)	1,462,195
8,437,048	Aquilex Holdings LLC, New Term Loan, 5.000%, 12/31/2020(b)	8,289,400
7,551,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(b)	7,489,686
7,944,069	Capital Safety North America Holdings, Inc., 2nd Lien Term Loan, 6.500%, 3/28/2022(b)	7,765,327
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(b)	6,044,720
9,903,190	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	9,853,674
5,200,000	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(b)	5,148,000
5,666,673	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(b)	4,930,005
5,617,034	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(b)	5,420,438
9,099,031	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(b)	8,280,118
9,044,189	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	8,411,095
10,575,919	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(b)	10,483,380
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	6,153,600
5,742,990	RedTop Luxembourg S.a.r.l., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(b)	5,742,990
3,851,314	Syncreon Global Finance (U.S.), Inc., Term Loan B, 5.250%, 10/28/2020(b)	3,774,288
6,980,920	Trojan Battery Co. LLC, 2013 Term Loan, 5.750%, 6/11/2021(b)	6,876,206

		106,125,122

	Leisure – 1.5%
8,301,195	AMF Bowling Centers, Inc., Term Loan B, 7.250%, 9/18/2021(b)	8,207,807
750,000	Great Wolf Resorts, Inc., Term Loan B, 8/06/2020(c)	749,685
5,050,182	Great Wolf Resorts, Inc., Term Loan B, 5.750%, 8/06/2020(b)	5,048,061

Principal Amount	Description	Value (†)
Senior Loans – continued
	Leisure – continued
$7,955,988	World Triathlon Corp., Term Loan, 5.250%, 6/26/2021(b)	$7,901,330

		21,906,883

	Lodging – 0.6%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/2020(b)	8,731,329

	Media Entertainment – 4.8%
10,179,975	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(b)	9,925,476
10,104,548	Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 7.000%, 3/31/2020(b)	10,102,022
10,093,616	Clear Channel Communications, Inc., Term Loan D, 6.922%, 1/30/2019(b)	9,654,846
5,508,290	Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 2/28/2020(b)	5,370,583
1,322,946	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(b)	1,131,119
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 1/24/2021(b)	7,531,090
3,392,000	Metro-Goldwyn-Mayer, Inc., 2nd Lien Term Loan, 5.125%, 6/26/2020(b)	3,362,320
5,549,750	Penton Media, Inc., New 1st Lien Term Loan, 5.500%, 10/03/2019(b)	5,556,687
5,456,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/02/2020(b)	5,415,080
5,082,000	ProQuest LLC, New Term Loan B, 5.250%, 10/24/2021(b)	5,075,648
6,856,400	YP LLC, USD Term Loan B, 8.000%, 6/04/2018(b)	6,924,964

		70,049,835

	Metals & Mining – 0.8%
5,734,011	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(b)	4,584,341
6,508,506	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/14/2020(b)	6,280,709

		10,865,050

	Midstream – 0.5%
7,260,000	Targa Resources Corp., Term Loan B, 2/25/2022(c)	7,214,625

	Natural Gas – 0.8%
12,471,118	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	11,644,906

	Oil Field Services – 1.9%
4,200,000	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	3,342,738
8,368,407	KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 5/13/2020(b)	6,328,608
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	266,000
2,605,212	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(b)	2,253,509

Principal Amount	Description	Value (†)
Senior Loans – continued
	Oil Field Services – continued
$8,322,532	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	$6,505,474
6,243,895	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 5/22/2021(b)	5,713,164
3,501,031	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	2,914,608

		27,324,101

	Other Utility – 0.8%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	11,553,945

	Packaging – 0.6%
8,432,000	Hilex Poly Co. LLC, Term Loan B, 6.000%, 12/05/2021(b)	8,453,080

	Pharmaceuticals – 0.5%
6,566,555	eResearchTechnology, Inc., New Term Loan, 6.000%, 5/02/2018(b)	6,541,930

	Property & Casualty Insurance – 2.9%
3,344,251	Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/2019(b)	3,335,890
791,750	Alliant Holdings I, Inc., Term Loan B1, 5.000%, 12/20/2019(b)	789,280
3,996,000	AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.500%, 9/04/2020(b)	3,926,070
12,559,969	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/24/2022(b)	12,446,929
9,625,000	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(b)	8,293,574
2,947,368	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(b)	2,881,053
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(b)	678,789
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(b)	9,255,844

		41,607,429

	Restaurants – 1.7%
589,286	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	589,286
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8.000%, 8/01/2022(b)	7,621,407
8,487,728	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(b)	8,477,118
7,553,481	Sagittarius Restaurants LLC, New Term Loan, 5.500%, 10/01/2018(b)	7,487,388

		24,175,199

	Retailers – 2.5%
10,477,350	BDF Acquisition Corp., 1st Lien Term Loan, 5.250%, 2/12/2021(b)	10,189,223
7,874,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(b)	7,805,102
4,361,697	David’s Bridal, Inc., New Term Loan B, 5.250%, 10/11/2019(b)	4,185,048

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$5,064,128	PFS Holding Corp., 1st Lien Term Loan, 4.500%, 1/31/2021(b)	$4,193,756
1,750,000	Pier 1 Imports (U.S.), Inc., Term Loan B, 4/30/2021(c)	1,677,813
4,996,890	Stuart Weitzman Acquisition Co. LLC, Term Loan, 4.500%, 4/08/2020(b)	4,990,644
3,407,000	Talbots, Inc. (The), 2nd Lien Term Loan, 8.250%, 3/19/2021(b)	3,270,720

		36,312,306

	Supermarkets – 1.2%
5,000,000	Acosta Holdco, Inc., 2014 Term Loan, 9/26/2021(c)	5,023,600
12,900,000	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(b)	13,009,263

		18,032,863

	Technology – 10.3%
9,286,000	AF Borrower LLC, 1st Lien Term Loan, 1/28/2022(c)	9,251,177
8,228,818	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(b)	7,933,979
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,400,755
9,950,000	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(b)	9,962,437
3,969,900	BMC Foreign Holding Co., USD Term Loan, 5.000%, 9/10/2020(b)	3,789,587
6,736,371	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	6,438,825
6,189,289	DataPipe, Inc., 1st Lien Term Loan, 5.250%, 3/15/2019(b)	6,017,165
8,348,627	DataPipe, Inc., 2nd Lien Term Loan, 8.500%, 9/16/2019(b)	7,972,939
6,395,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(b)	6,458,950
3,872,739	Help/Systems LLC, USD Term Loan B, 6/28/2019(c)	3,814,648
3,780,150	Help/Systems LLC, USD Term Loan B, 5.500%, 6/28/2019(b)	3,723,448
8,717,940	Internap Corp., Term Loan, 6.000%, 11/26/2019(b)	8,739,735
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	3,955,256
7,586,915	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(b)	7,207,570
8,400,000	MA FinanceCo. LLC, Term Loan B, 5.250%, 11/19/2021(b)	8,284,500
5,707,299	MH Sub I LLC, 1st Lien Term Loan, 5.000%, 7/08/2021(b)	5,678,763
4,243,000	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(b)	4,105,103
36,204	MH Sub I LLC, Delayed Draw Term Loan, 7/08/2021(c)(e)	36,023
8,099,065	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(b)	7,997,827

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$1,200,000	Presidio, Inc. (New), 2015 Term Loan B, 2/02/2022(c)	$1,183,500
6,898,000	Presidio, Inc. (New), 2015 Term Loan B, 6.250%, 2/02/2022(b)	6,803,153
8,305,000	Riverbed Technology, Inc., Term Loan B, 2/19/2022(c)	8,367,287
4,100,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	4,089,750
28,354	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(b)	28,200
396,685	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 12/07/2018(b)	398,668
3,319,095	Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 7/10/2020(b)	2,970,590
10,350,000	Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/24/2020(b)	9,948,937

		148,558,772

	Transportation Services – 3.0%
9,477,900	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	9,347,579
9,737,897	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	9,646,653
9,908,365	OSG International, Inc., Exit Term Loan B, 5.750%, 8/05/2019(b)	9,871,208
7,443,150	WP Mustang Holdings LLC, 1st Lien Term Loan B, 5.500%, 5/29/2021(b)	7,433,846
7,448,760	YRC Worldwide, Inc., Term Loan, 8.250%, 2/13/2019(b)	7,360,343

		43,659,629

	Wireless – 1.2%
14,192,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	14,280,700
1,004,928	Asurion LLC, New Term Loan B1, 5/24/2019(c)	1,006,546
1,995,072	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(b)	1,998,284

		17,285,530

	Wirelines – 2.5%
3,626,602	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	3,645,642
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	4,691,586
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	7,897,224
147,604	MegaPath Group, Inc., Term Loan B, 10.500%, 12/20/2017(b)	140,224
10,544,015	Nextgen Networks Pty Ltd., USD Term Loan B, 5.000%, 5/31/2021(b)	10,095,894
2,400,000	U.S. Telepacific Corp., Term Loan, 11/25/2020(c)	2,394,000

Principal Amount	Description	Value (†)
Senior Loans – continued
	Wirelines – continued
$7,295,966	U.S. Telepacific Corp., Term Loan, 6.000%, 11/25/2020(b)	$7,277,726

		36,142,296

	Total Senior Loans (Identified Cost $1,282,028,139)	1,251,660,060

Bonds and Notes – 12.5%
	Building Materials – 1.0%
7,340,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	6,202,300
8,000,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	8,420,000

		14,622,300

	Cable Satellite – 0.3%
2,000,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,852,500
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,115,000

		3,967,500

	Chemicals – 2.0%
8,430,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	8,345,700
7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	7,622,650
2,297,000	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	2,141,952
11,075,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	11,573,375

		29,683,677

	Consumer Cyclical Services – 0.2%
2,454,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	2,564,430

	Consumer Products – 0.8%
8,100,000	Serta Simmons Holdings LLC, 8.125%, 10/01/2020, 144A	8,626,500
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,797,750

		11,424,250

	Finance Companies – 0.5%
7,100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	7,313,000

	Financial Other – 0.2%
3,335,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	3,401,700

	Food & Beverage – 0.3%
3,235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	3,776,863

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – 0.5%
$2,700,000	Emdeon, Inc., 11.000%, 12/31/2019	$2,963,250
3,820,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	4,144,700

		7,107,950

	Home Construction – 0.8%
8,795,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	8,267,300
3,424,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	3,252,800

		11,520,100

	Independent Energy – 0.5%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020	1,863,437
5,480,000	Sanchez Energy Corp., 7.750%, 6/15/2021	5,466,300

		7,329,737

	Industrial Other – 0.3%
8,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,799,925

	Metals & Mining – 0.9%
5,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	4,886,812
5,100,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/2018, 144A	4,921,500
3,000,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/2017	3,067,500

		12,875,812

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
5,410,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(f)	5,410,000

	Oil Field Services – 0.8%
10,435,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	8,191,475
8,415,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	2,987,325

		11,178,800

	Packaging – 0.2%
3,140,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	3,171,400

	Property & Casualty Insurance – 0.7%
10,182,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	10,462,005

	Retailers – 0.3%
4,165,000	Petco Animal Supplies, Inc., 9.250%, 12/01/2018, 144A	4,362,838

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 0.3%
$4,347,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	$4,292,663

	Wirelines – 1.5%
12,300,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	12,792,000
8,600,000	Windstream Corp., 7.750%, 10/01/2021	8,686,000

		21,478,000

	Total Bonds and Notes (Identified Cost $191,366,111)	180,742,950

Shares
Preferred Stocks – 0.5%
	Pharmaceuticals – 0.5%
6,693	Actavis PLC, Series A, 5.500% (Identified Cost $6,693,000)	6,867,018

Principal Amount
Short-Term Investments – 6.7%
$597,261	Repurchase Agreement with State Street Bank and Trust Company, dated 2/27/2015 at 0.000% to be repurchased at $597,261 on 3/02/2015 collateralized by $598,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $609,237 including accrued interest(g)	597,261
96,887,009	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/2015 at 0.010% to be repurchased at $96,887,090 on 3/02/2015 collateralized by $3,765,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,828,967; $92,460,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $95,002,650 including accrued interest(g)	96,887,009

	Total Short-Term Investments (Identified Cost $97,484,270)	97,484,270

	Total Investments – 106.3% (Identified Cost $1,577,571,520)(a)	1,536,754,298
	Other assets less liabilities – (6.3)%	(90,782,859)

	Net Assets – 100.0%	$1,445,971,439

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2015, the net unrealized depreciation on investments based on a cost of $1,579,310,482 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,894,932
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,451,116)

Net unrealized depreciation	$(42,556,184)

At November 30, 2014, the Fund had a short-term capital loss carryforward of $2,266,544 with no expiration date and a long-term capital loss carryforward of $1,942,803 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of February 28, 2015 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at February 28, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2015.
(e)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(f)	Illiquid security. At February 28, 2015, the value of this security amounted to $5,410,000 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of Rule 144A holdings amounted to $139,911,831 or 9.7% of net assets.
USD	United States Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$1,251,660,060	$—	$1,251,660,060
Bonds and Notes*	—	180,742,950	—	180,742,950
Preferred Stocks*	6,867,018	—	—	6,867,018
Short-Term Investments	—	97,484,270	—	97,484,270

Total	$6,867,018	$1,529,887,280	$—	$1,536,754,298

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2015 (Unaudited)

Technology	10.6%
Healthcare	8.8
Consumer Cyclical Services	8.4
Industrial Other	7.6
Media Entertainment	4.8
Building Materials	4.5
Chemicals	4.2
Wirelines	4.0
Consumer Products	3.9
Property & Casualty Insurance	3.6
Automotive	3.5
Transportation Services	3.0
Retailers	2.8
Food & Beverage	2.8
Oil Field Services	2.7
Other Investments, less than 2% each	24.4
Short-Term Investments	6.7

Total Investments	106.3
Other assets less liabilities	(6.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2015 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 96.2% of Net Assets
	Aerospace & Defense – 11.7%
25,925	General Dynamics Corp.	$3,597,871
29,700	Honeywell International, Inc.	3,052,566
10,950	Precision Castparts Corp.	2,368,485

		9,018,922

	Banks – 4.9%
68,600	Wells Fargo & Co.	3,758,594

	Beverages – 3.0%
18,300	Anheuser-Busch InBev, Sponsored ADR	2,317,878

	Consumer Finance – 5.0%
46,800	American Express Co.	3,818,412

	Diversified Financial Services – 3.0%
23,925	Moody’s Corp.	2,319,290

	Food & Staples Retailing – 5.9%
54,850	Walgreens Boots Alliance, Inc.	4,556,938

	Health Care Equipment & Supplies – 5.5%
54,725	Medtronic PLC	4,246,113

	Health Care Providers & Services – 9.7%
27,350	HCA Holdings, Inc.(b)	1,956,619
48,150	UnitedHealth Group, Inc.	5,471,284

		7,427,903

	Insurance – 4.5%
61,900	American International Group, Inc.	3,424,927

	Internet & Catalog Retail – 6.1%
3,785	Priceline Group, Inc. (The)(b)	4,683,862

	Internet Software & Services – 8.3%
26,975	eBay, Inc.(b)	1,562,123
2,775	Google, Inc., Class A(b)	1,561,298
5,770	Google, Inc., Class C(b)	3,221,968

		6,345,389

	IT Services – 4.0%
34,025	MasterCard, Inc., Class A	3,066,673

	Life Sciences Tools & Services – 1.5%
9,200	Thermo Fisher Scientific, Inc.	1,196,000

	Machinery – 4.5%
24,225	Cummins, Inc.	3,445,522

	Pharmaceuticals – 4.3%
28,300	Mallinckrodt PLC(b)	3,303,176

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 4.7%
28,500	Avago Technologies Ltd.	$3,637,170

	Software – 6.1%
106,725	Microsoft Corp.	4,679,891

	Textiles, Apparel & Luxury Goods – 3.5%
31,025	Fossil Group, Inc.(b)	2,668,460

	Total Common Stocks (Identified Cost $65,258,140)	73,915,120
Closed-End Investment Companies – 2.7%
119,100	Ares Capital Corp. (Identified Cost $1,927,251)	2,060,430

Principal Amount
Short-Term Investments – 1.9%
$1,433,932	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/2015 at 0.010% to be repurchased at $1,433,933 on 3/02/2015 collateralized by $1,425,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $1,464,188 including accrued interest(c) (Identified Cost $1,433,932)	1,433,932

	Total Investments – 100.8% (Identified Cost $68,619,323)(a)	77,409,482
	Other assets less liabilities – (0.8)%	(627,902)

	Net Assets – 100.0%	$76,781,580

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2015, the net unrealized appreciation on investments based on a cost of $68,619,323 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,879,804
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,089,645)

Net unrealized appreciation	$8,790,159

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$73,915,120	$—	$—	$73,915,120
Closed-End Investment Companies	2,060,430	—	—	2,060,430
Short-Term Investments	—	1,433,932	—	1,433,932

Total	$75,975,550	$1,433,932	$—	$77,409,482

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2015 (Unaudited)

Aerospace & Defense	11.7%
Health Care Providers & Services	9.7
Internet Software & Services	8.3
Internet & Catalog Retail	6.1
Software	6.1
Food & Staples Retailing	5.9
Health Care Equipment & Supplies	5.5
Consumer Finance	5.0
Banks	4.9
Semiconductors & Semiconductor Equipment	4.7
Machinery	4.5
Insurance	4.5
Pharmaceuticals	4.3
IT Services	4.0
Textiles, Apparel & Luxury Goods	3.5
Diversified Financial Services	3.0
Beverages	3.0
Closed-End Investment Companies	2.7
Life Sciences Tools & Services	1.5
Short-Term Investments	1.9

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 22, 2015